Statement to Certificateholder

	Distribution Information			Deal Information

	1. Distribution Summary			Deal Name:	Residential Funding Mtg Sec I, 2006-S4

	2. Factor Summary			Asset Type:	Mortgage Asset-Backed Pass-Through Certificates

	3. Components Information	(Not Applicable)
				Closing Date:	04/27/2006
4. Interest Summary

				First Distribution Date:	05/25/2006

	5. Other Income Detail	(Not Applicable)
				Determination Date:	12/21/2006

	6. Interest Shortfalls, Compensation and Expenses			Distribution Date:	12/26/2006

Record Date:
	7. Prepayment Interest and Basis Risk/Net WAC Shortfall Amounts		(Not Applicable)
				Book-Entry:	11/30/2006

	8. Collateral Summary			Definitive:	11/30/2006

9. Repurchase Information

10. Loan Status Report (Delinquencies)
				Trustee:	Us Bank, Inc.
11. Deal Delinquencies (30 Day Buckets)

				Main Telephone:	651-495-7000
12. Loss Mitigation and Servicing Modifications

GMAC-RFC
13. Losses and Recoveries

				Bond Administrator:	Jocelyn Manilay
	14. Credit Enhancement Report	(Not Applicable)

				Telephone:	818-260-1504
15. Distribution Percentages

				Pool(s) :	40334
	16. Overcollateralization Summary	(Not Applicable)

17. Excess Cash Flow, Overcollateralization Provisions and Derivative Amounts
(Not Applicable)

18. Performance Tests

	19. Lender Paid Mortgage Insurance	(Not Applicable)

20. Comments

01/04/2007	1:23:30PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors			Page 1 of 14

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S4

December 26, 2006

1. Distribution Summary

Class	CUSIP		Original Face Value		Beginning Notional / Principal Balance	Pass - Through Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Loss	Interest Loss	Deferred Interest	Ending Notional/ Principal Balance (1)-(3)-(6)+(8)=(9)

					(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)

A-1	762010AA4	77,887,000.00		76,930,500.42		6.00000000	713,011.84	384,652.50	1,097,664.34	0.00	0.00	0.00	76,217,488.58

A-2	762010AB2	40,000,000.00		38,908,752.33		6.00000000	233,633.01	194,543.76	428,176.77	0.00	0.00	0.00	38,675,119.32

A-3	762010AC0	94,464,000.00		91,886,909.51		5.50000000	551,747.72	421,148.34	972,896.06	0.00	0.00	0.00	91,335,161.79

			1		1									1
A-4	762010AD8	7,872,000.00		7,657,242.46		6.00000000	0.00	38,286.21	38,286.21	0.00	0.00	0.00	7,611,263.48

A-5	762010AE6	40,487,000.00		40,487,000.00		6.00000000	0.00	202,435.00	202,435.00	0.00	0.00	0.00	40,487,000.00

A-6	762010AF3	4,635,000.00		4,635,000.00		6.00000000	0.00	23,175.00	23,175.00	0.00	0.00	0.00	4,635,000.00

A-7	762010AG1	30,300,000.00		30,300,000.00		6.00000000	0.00	151,500.00	151,500.00	0.00	0.00	0.00	30,300,000.00

A-8	762010AH9	9,494,000.00		1,885,431.13		6.00000000	1,894,858.29	0.00	1,894,858.29	0.00	0.00	9,427.16	0.00

A-9	762010AJ5	1,997,000.00		2,067,952.21		6.00000000	0.00	0.00	0.00	0.00	0.00	10,339.76	2,078,291.97

A-10	762010AK2	1,092,000.00		1,092,000.00		6.00000000	0.00	5,460.00	5,460.00	0.00	0.00	0.00	1,092,000.00

A-P	762010AL0	2,574,100.69		2,550,182.08		0.00000000	39,433.39	0.00	39,433.39	0.00	0.00	0.00	2,510,748.69

			1		1									1
A-V	762010AM8	313,917,718.23		301,679,725.34		0.11294207	0.00	28,393.61	28,393.61	0.00	0.00	0.00	298,259,292.76

R-I	762010AN6	50.00		0.00		6.00000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

R-II	762010AV8	50.00		0.00		6.00000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-1	762010AP1	5,964,500.00		5,936,532.78		6.00000000	4,079.60	29,682.66	33,762.26	0.00	0.00	0.00	5,932,453.18

M-2	76010AQ9	1,883,600.00		1,874,767.90		6.00000000	1,288.35	9,373.84	10,662.19	0.00	0.00	0.00	1,873,479.55

M-3	762010AR7	1,255,700.00		1,249,812.09		6.00000000	858.87	6,249.06	7,107.93	0.00	0.00	0.00	1,248,953.22

B-1	762010AS5	627,900.00		624,955.81		6.00000000	429.47	3,124.78	3,554.25	0.00	0.00	0.00	624,526.34

B-2	762010AT3	627,900.00		624,955.81		6.00000000	429.47	3,124.78	3,554.25	0.00	0.00	0.00	624,526.34

B-3	762010AU0	627,917.54		624,973.27		6.00000000	429.49	3,124.87	3,554.36	0.00	0.00	0.00	624,543.78

Deal Totals		313,917,718.23		301,679,725.34			3,440,199.50	1,504,274.41	4,944,473.91	0.00	0.00	19,766.92	298,259,292.76

01/04/2007	1:23:30PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 2 of 14

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S4

December 26, 2006

1.Notional Balance

2. Factor Summary
Amount /Original Amount per $1000 unit)

Class	CUSIP	Beginning Notional/ Principal Balance Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Deferred Interest Factor	Interest Shortfall Factor	Ending Notional/ Principal Balance Factor

A-1	762010AA4	987.71939374	9.15443964	4.93859694	14.09303658	0.00000000	0.00000000	978.56495410

A-2	762010AB2	972.71880825	5.84082525	4.86359400	10.70441925	0.00000000	0.00000000	966.87798300

A-3	762010AC0	972.71880833	5.84082529	4.45829459	10.29911988	0.00000000	0.00000000	966.87798304

A-4	762010AD8	972.71880843	0.00000000	4.86359375	4.86359375	0.00000000	0.00000000	966.87798272

A-5	762010AE6	1,000.00000000	0.00000000	5.00000000	5.00000000	0.00000000	0.00000000	1,000.00000000

A-6	762010AF3	1,000.00000000	0.00000000	5.00000000	5.00000000	0.00000000	0.00000000	1,000.00000000

A-7	762010AG1	1,000.00000000	0.00000000	5.00000000	5.00000000	0.00000000	0.00000000	1,000.00000000

A-8	762010AH9	198.59186118	199.58482094	0.00000000	199.58482094	0.99295976	0.00000000	0.00000000

A-9	762010AJ5	1,035.52939910	0.00000000	0.00000000	0.00000000	5.17764647	0.00000000	1,040.70704557

A-10	762010AK2	1,000.00000000	0.00000000	5.00000000	5.00000000	0.00000000	0.00000000	1,000.00000000

A-P	762010AL0	990.70797421	15.31928807	0.00000000	15.31928807	0.00000000	0.00000000	975.38868614

A-V	762010AM8	961.01528465	0.00000000	0.09044921	0.09044921	0.00000000	0.00000000	950.11933204

R-I	762010AN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

R-II	762010AV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

M-1	762010AP1	995.31105373	0.68398022	4.97655461	5.66053483	0.00000000	0.00000000	994.62707352

M-2	76010AQ9	995.31105330	0.68398280	4.97655553	5.66053833	0.00000000	0.00000000	994.62707050

M-3	762010AR7	995.31105360	0.68397706	4.97655491	5.66053197	0.00000000	0.00000000	994.62707653

B-1	762010AS5	995.31105272	0.68397834	4.97655678	5.66053512	0.00000000	0.00000000	994.62707437

B-2	762010AT3	995.31105272	0.68397834	4.97655678	5.66053512	0.00000000	0.00000000	994.62707437

B-3	762010AU0	995.31105629	0.68399109	4.97656109	5.66055218	0.00000000	0.00000000	994.62706520

Deal Factor :	95.01193320%

01/04/2007	1:23:30PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 3 of 14

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S4

December 26, 2006

4. Interest Summary
The following section only reports information for classes that have accrued interest for this distribution.

Class	Accrual Period		Accrual Methodology	Beginning Notional/Principal Balance		Pass- Through Rate	Optimal Interest	Interest Loss	Deferred Interest	Interest Shortfall Amount	Other Income	Interest Distribution (1)-(2)-(3)- (4)+(5)=(6)	Accrued Certificate Interest Remaining Unpaid

	Start	End					(1)	(2)	(3)	(4)	(5)	(6)
A-1	11/01/2006	11/30/2006	30/360	76,930,500.42		6.00000000	384,652.50	0.00	0.00	0.00	0.00	384,652.50	0.00

A-2	11/01/2006	11/30/2006	30/360	38,908,752.33		6.00000000	194,543.76	0.00	0.00	0.00	0.00	194,543.76	0.00

A-3	11/01/2006	11/30/2006	30/360	91,886,909.51		5.50000000	421,148.34	0.00	0.00	0.00	0.00	421,148.34	0.00

A-4	11/01/2006	11/30/2006	30/360	7,657,242.46	1	6.00000000	38,286.21	0.00	0.00	0.00	0.00	38,286.21	0.00

A-5	11/01/2006	11/30/2006	30/360	40,487,000.00		6.00000000	202,435.00	0.00	0.00	0.00	0.00	202,435.00	0.00

A-6	11/01/2006	11/30/2006	30/360	4,635,000.00		6.00000000	23,175.00	0.00	0.00	0.00	0.00	23,175.00	0.00

A-7	11/01/2006	11/30/2006	30/360	30,300,000.00		6.00000000	151,500.00	0.00	0.00	0.00	0.00	151,500.00	0.00

A-8	11/01/2006	11/30/2006	30/360	1,885,431.13		6.00000000	9,427.16	0.00	9,427.16	0.00	0.00	0.00	0.00

A-9	11/01/2006	11/30/2006	30/360	2,067,952.21		6.00000000	10,339.76	0.00	10,339.76	0.00	0.00	0.00	0.00

A-10	11/01/2006	11/30/2006	30/360	1,092,000.00		6.00000000	5,460.00	0.00	0.00	0.00	0.00	5,460.00	0.00

A-V	11/01/2006	11/30/2006	N/A	301,679,725.34	1	0.11294207	28,393.61	0.00	0.00	0.00	0.00	28,393.61	0.00

M-1	11/01/2006	11/30/2006	30/360	5,936,532.78		6.00000000	29,682.66	0.00	0.00	0.00	0.00	29,682.66	0.00

M-2	11/01/2006	11/30/2006	30/360	1,874,767.90		6.00000000	9,373.84	0.00	0.00	0.00	0.00	9,373.84	0.00

M-3	11/01/2006	11/30/2006	30/360	1,249,812.09		6.00000000	6,249.06	0.00	0.00	0.00	0.00	6,249.06	0.00

B-1	11/01/2006	11/30/2006	30/360	624,955.81		6.00000000	3,124.78	0.00	0.00	0.00	0.00	3,124.78	0.00

B-2	11/01/2006	11/30/2006	30/360	624,955.81		6.00000000	3,124.78	0.00	0.00	0.00	0.00	3,124.78	0.00

B-3	11/01/2006	11/30/2006	30/360	624,973.27		6.00000000	3,124.87	0.00	0.00	0.00	0.00	3,124.87	0.00

Deal Totals				299,129,543.26			1,524,041.33	0.00	19,766.92	0.00	0.00	1,504,274.41	0.00

1.Notional Balance

01/04/2007	1:23:30PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 4 of 14

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S4

December 26, 2006

6. Interest Shortfalls, Compensation and Expenses

	Current Prepayment Interest Shortfall Amount	Compensating Interest	Net Prepayment Interest Shortfall Amount (1) - (2)=(3)	Civil Relief Act	Civil Relief Act	Compensation		Advances		Allowable Expenses per	Non - Recoverable Advances

	(1)	(2)	(3)			Subservicer	Master	Subservicer	Master

Deal Totals	1,267.28	1,267.28	0.00	0	0.00	62,990.43	14,694.65	33,151.80	0.00	0.00	0.00

01/04/2007	1:23:30PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 5 of 14

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S4

December 26, 2006

8. Collateral Summary

A. Loan Count and Balances

			Original Loan Count/ Scheduled Principal Balance	Beginning Loan Count/ Scheduled Principal Balance		Scheduled Principal	Curtailments	Payoffs	Matured Loans	Repurchases	Beginning Aggregate Scheduled Principal Balance of Liquidations/ Charge-offs	Ending Loan Count/Scheduled Principal Balance

Deal Totals	Count		675		655	N/A	140	6	0	0	0	649

	Balance/Amount		313,917,718.23	301,679,725.34		207,650.96	49,629.43	3,163,152.19	N/A	0.00	0.00	298,259,292.76

B. Weighted Averages

	Beginning Weighted Average Gross Mortgage Rate	Ending Weighted Average Gross Mortgage Rate	Ending Weighted Average Remaining Amortization Term	Ending Weighted Average Months to Maturity	Beginning Weighted Average Net Mortgage	Ending Weighted Average Net Mortgage	Beginning Weighted Average Unmodified Net Mortgage	Net Weighted Average Cap Rate	Weighted Average Net Rate

Deal Totals
	6.37458253	6.37491567	349.34	349.34	6.06222240	6.06253571	6.06222240	N/A	N/A

C. Constant Prepayment Rate

	1 Month CPR		3 Month CPR	6 Month CPR		12 Month CPR		Life CPR

Deal Totals	12.06%		7.32%	7.85%				6.64%

9. Repurchases

		Breaches Of Representations	ARM Conversions	Optional Repurchases of Defaulted Loans	Others	Total (1)+(2)+(3)+(4)=(5)
		(1)	(2)	(3)	(4)	(5)

	Count	0	0	0	0	0
Deal Totals

	Scheduled Balance	0.00	0.00	0.00	0.00	0.00

01/04/2007	1:23:30PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 6 of 14

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S4

December 26, 2006

10. Loan Status Report
			Delinquency Calculation Method: Mortgage Bankers Association

	Current / Delinquent		Bankruptcy		Foreclosure		REO				Total
Deal Totals

	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Actual Balance	Count	Scheduled Balance

Current	635	292,893,933.51	0	0.00	0	0.00	0	0.00	0.00	635	292,893,933.51

30 days	10	3,964,619.36	0	0.00	0	0.00	0	0.00	0.00	10	3,964,619.36

60 days	4	1,400,739.89	0	0.00	0	0.00	0	0.00	0.00	4	1,400,739.89

90 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

120 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

150 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

180 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

181+ days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

Total	649	298,259,292.76	0	0.00	0	0.00	0	0.00	0.00	649	298,259,292.76

Current	97.84%	98.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	97.84%	98.20%

30 days	1.54%	1.33%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.54%	1.33%

60 days	0.62%	0.47%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.62%	0.47%

90 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

120 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

150 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

180 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

181+ days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Total	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	100.00%	100.00%

01/04/2007	1:23:30PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 7 of 14

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S4

December 26, 2006

11. Delinquency Data

	Totals			Totals			Totals			Totals			Totals
	Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance

	10	3,964,619.36		0	0.00		0	0.00		0	0.00		0	0.00
1 Month			13 Months			25 Months			37 Months			49 Months

	1.54%	1.33%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	4	1,400,739.89		0	0.00		0	0.00		0	0.00		0	0.00
2 Months			14 Months			26 Months			38 Months			50 Months

	0.62%	0.47%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
3 Months			15 Months			27 Months			39 Months			51 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
4 Months			16 Months			28 Months			40 Months			52 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
5 Months			17 Months			29 Months			41 Months			53 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
6 Months			18 Months			30 Months			42 Months			54 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
7 Months			19 Months			31 Months			43 Months			55 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

										0	0.00
	0	0.00		0	0.00		0	0.00					0	0.00

8 Months			20 Months			32 Months			44 Months			56 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
9 Months			21 Months			33 Months			45 Months			57 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
10 Months			22 Months			34 Months			46 Months			58 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

								0.00			0.00
	0	0.00		0	0.00		0			0			0	0.00

11 Months			23 Months			35 Months			47 Months			59 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
12 Months			24 Months			36 Months			48 Months			60+ Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

01/04/2007	1:23:30PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 8 of 14

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S4

December 26, 2006

12. Loss Mitigation and Servicing Modifications

		Current		1 Payment		2 Payments		3+ Payments		Foreclosure		REO		Total

	Modification Type	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance

	Capitalizations	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

Deal Totals
	Other
		0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

			Payoffs							Repurchases				Liquidations					Total

		Current Month				Cumulative				Current Month		Cumulative		Current Month		Cumulative			Current Month		Cumulative
Modification Type

		Count		Scheduled Balance		Count	Scheduled Balance		Count		Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count		Scheduled Balance	Count	Scheduled Balance

Deal Totals	Capitalizations		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00

	Other Modifications

		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00

01/04/2007	1:23:30PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 9 of 14

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S4

December 26, 2006

13. Losses and Recoveries
A. Current Cycle Realized Losses

	Current Period Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

	Loss Count	0	0	0	0	0

	Beginning Aggregate Scheduled Balance	0.00	0.00	0.00	0.00	0.00
Deal Totals

	Principal Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Interest Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Total Realized Loss	0.00	0.00	0.00	0.00	0.00

B. Cumulative Realized Losses

	Cumulative Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

Deal Totals	Loss Count	0	0	0	0	0

	Total Realized Loss	0.00	0.00	0.00	0.00	0.00

C. Subsequent Recoveries

	Subsequent Recoveries	Current Period		Cumulative

	Subsequent Recoveries Count		0	0

	Subsequent Recoveries		0.00	0.00
Deal Totals

	Net Loss 1		0.00	0.00

	Net Loss % 2		0.00%	0.00%

1 Total Realized Loss less Subsequent Recoveries
2 Net Loss % of Original Balance

01/04/2007	1:23:30PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 10 of 14

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S4

December 26, 2006

D. Default Percentages

Default Loss Percentage	1 Month	3 Months	6 Months	12 Months	Life of Deal

Monthly Default Rate	0.00%	0.00%	0.00%		0.00%

Constant Default Rate	0.00%	0.00%	0.00%		0.00%

1-Month MDR (Current Month) = SUM(Beginning Scheduled balances of liquidating loans) / [SUM(Beginning Scheduled loan balances)- SUM(Scheduled Principal payments)]
m-Month = 3, 6, 12, months or the life of deal to date
m-Month MDR(over m months in period where n is current month)= 1-[(1-MDRn-m+1) * (1-MDRn-m+2) *.* (1-MDR n-1) * (1-MDRn)]^(1/m)
CDRm = 1- [(1- MDRm)^12],where m is number of months in period

E. Special Hazard, Fraud Loss, and Bankruptcy

	Special Hazard Amount	Fraud Loss Amount	Bankruptcy Amount

Deal Totals	3,139,177.00	3,139,177.00	100,000.00

01/04/2007	1:23:30PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 11 of 14

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S4

December 26, 2006

15. Distribution Percentages

	Beginning Current Super	Beginning Current	Beginning Current	Beginning Current Senior

	0.00000000%	0.00000000%	96.34405965%	100.00000000%

	Ending Percentage

M-1	2.00591120%

M-2	0.63347042%

M-3	0.42230241%

Class M Total:	3.06168403%

B-1	0.21116802%

B-2	0.21116802%

B-3	0.21117392%

Class B Total:	0.63350996%

01/04/2007	1:23:30PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 12 of 14

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S4

December 26, 2006

18. Performance Tests

Current Distribution Date >= Target Distribution

Current Distribution Date >= Target Distribution Date	False

Current Senior Pct > Initial Senior Percent

Current Senior Percentage > Original Senior Percentage	False

60+ Dlq Avg Loan Balance / Subordinate Balance

Dlq Average Loan Balance / Class M and B balance Test	True

60+ Dlq Avg Loan Balance <= 2% of Pool Balance

Dlq Average Loan Balance Test	True

Sub Balance Test OR 2% Delinquency Test

Dlq Balance Test	True

Aggregate Realized Loss Pct < Scheduled Loss Pct

Aggregate Realized Loss Test	True

Sr. Accel. % Trigger - 1st Trigger Event

1st Senior Accelerated Stepdown Test	True

60+ Dlq Avg Loan Balance <= 4% of Avg Pool Balance

2nd 60+ Delinquent Average Loan Balance Test	True

Aggregate Realized Loss Pct < Scheduled Loss Pct

Aggregate Realized Loss Percentage < 2nd Scheduled Loss Percentage	True

Sr. Accel. % Trigger - 2nd Trigger Event

2nd Senior Accelerated Stepdown Test	True

60+ Delinq Balance OR Aggregate Loss Test

1st or 2nd Sr. Accel Stepdown Test	True

Senior Accelerated Stepdown Date and Trigger Event

Senior Accelerated Stepdown Trigger in effect?	False

01/04/2007	1:23:30PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 13 of 14

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S4

December 26, 2006

B-1, B-2, B-3 BegBal/PoolBal

Class B-1 Prepayment Distribution Trigger	False

Class B-2 Prepayment Distribution Trigger	False

Class B-3 Prepayment Distribution Trigger	False

Class M-2 Prepayment Distribution Trigger	False

Class M-3 Prepayment Distribution Trigger	False

20. Comments

ERISA Text:	Each beneficial owner of any Certificate (or any interest therein) which provides credit enhancement for any other Certificate and is available in book-entry form, including any such

Class M Certificate, shall be deemed to have represented, by virtue of its acquisition or holding of such Certificate (or interest therein), that either: a) it is not an employee benefit or other plan subject to the prohibited transaction provision of the Employee Retirement Income Security Act of 1974, as amended('ERISA'), or Section 4975 of the Internal Revenue
Code of 1986, as amended (a 'Plan'), or any other person (including an investment manager, a named fiduciary or a trustee of any Plan) acting, directly or indirectly, on behalf of purchasing any Certificate with 'plan assets' of any Plan; or b) (i) the transferee is an insurance company, (ii) the source of funds to be used by it to purchase the Certificates is an
'insurance company general account' (within the meaning of Department of Labor Prohibited Transaction Class Exemption ('PTCE') 95-60), and (iii) the conditions set forth in
Section I and III of PTCE 95-60 have been satisfied. Any purported beneficial owner of any such book-entry Certificate (or interest therein) to whom either (a) or (b) above does not apply shall indemnify and hold harmless the Company, the Trustee, the Master Servicer, any Subservicer, and the Trust Fund from and against any and all liabilities, claim, cost or expenses incurred by such parties as a result of its acquisition or holding of such Certificate.

01/04/2007	1:23:30PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 14 of 14

Statement To Certificateholder

Residential Funding Mortgage Securities I, 2006-S4

December 26, 2006

Cash Flow Received and Uses of Funds

Cash Flow Received	Amount

Principal and Interest Payments	4,957,901.27
Prepayment Premium	0.00
Liquidation and Insurance Proceeds	0.00
Subsequent Recoveries	0.00
Repurchase Proceeds	0.00
Other Deposits/Adjustments (including Derivative Payment)	1,267.28
Total Deposits	4,959,168.55

Uses of Funds	Amount

Transfer to Certificate Account	4,944,473.91
Reimbursed Advances and Expenses	0.00
Master Servicing Compensation	14,694.65
Derivative Payment	N/A
Total Withdrawals	4,959,168.56

Ending Balance	0.00

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix A